Other reserves and retained earnings	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Other reserves and retained earnings	35 Other reserves and retained earnings

	2024 US$m	2023 US$m	2022 US$m
Capital redemption reserve(a)
At 1 January and 31 December	51	51	51
Cash flow hedge reserve
At 1 January	(59)	(51)	(11)
Cash flow hedge gains/(losses)	13	30	(167)
Cash flow hedge losses/(gains) transferred to the income statement	17	(39)	106
Tax on the above	(10)	1	21
At 31 December	(39)	(59)	(51)
Fair value through other comprehensive income reserve
At 1 January	(22)	2	2
(Losses) on equity investments	–	(24)	–
At 31 December	(22)	(22)	2
Cost of hedging reserve
At 1 January	(12)	(17)	(21)
Cost of hedging deferred to reserves during the year	3	4	4
Transfer of cost of hedging to the income statement	1	1	–
At 31 December	(8)	(12)	(17)
Other reserves(b)
At 1 January	11,542	11,554	11,582
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards	(44)	(78)	(84)
Employee share options: value of services	76	62	56
Deferred tax on share options	(4)	4	–
At 31 December	11,570	11,542	11,554
Foreign currency translation reserve(c)
At 1 January	(3,172)	(3,784)	(1,627)
Parent and subsidiaries' currency translation and exchange adjustments	(3,194)	598	(2,235)
Equity accounted units currency translation adjustments	(45)	14	(27)
Currency translation reclassified on disposal(d)	(27)	–	105
At 31 December	(6,438)	(3,172)	(3,784)
Total other reserves per balance sheet	5,114	8,328	7,755

Retained earnings(e)
At 1 January	38,350	35,020	33,857
Parent and subsidiaries' profit for the year	10,697	9,385	11,817
Equity accounted units' profit after tax for the year	855	673	575
Remeasurement gains/(losses) on pension and post-retirement healthcare plans(f)	88	(459)	568
Tax relating to components of other comprehensive income	(23)	151	(118)
Total comprehensive income for the year	11,617	9,750	12,842
Dividends paid	(7,025)	(6,466)	(11,716)
Change in equity interest held by Rio Tinto(g)	(468)	(13)	701
Own shares purchased/treasury shares reissued for share awards and other movements	(13)	(17)	(16)
Equity issued to holders of non-controlling interests(g)	–	–	(711)
Employee share options and other IFRS 2 charges taken to the income statement	78	76	63
At 31 December	42,539	38,350	35,020
(a)The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.
(b)Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.
Other reserves also include the cumulative amount recognised under IFRS 2 in respect of awards granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share awards exercised. The cumulative amount recognised under IFRS 2 in respect of awards granted but not exercised to acquire shares in Rio
Tinto plc is recorded in retained earnings.
(c)Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve. The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.
(d)In 2024, currency translation reclassified on disposal primarily relates to the acquisition of the remaining 20.64% interest in NZAS. The transaction has been accounted for as a business combination achieved in stages, with our previous 79.36% interest in the NZAS joint operation deemed to have been disposed of and, accordingly, the currency translation has been reclassified to the income statement. In 2022, the sale of our Roughrider undeveloped project led to the recycling of currency translation reserve losses of US$105 million relating to the entity that owns the project. Refer to note 5 for details.
(e)Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(f)In 2024, there were US$6 million of remeasurement losses relating to equity accounted units (2023: gains of US$3 million, 2022: gains of US$5 million).
(g)In 2024, this relates to the additional interest acquired in ERA (refer to note 30 for further details) as well as the settlement of deferred consideration payable to Turquoise Hill Resources Ltd dissenting shareholders (refer to note 5 for further details). In 2022, the amount relates to forgiveness by Turquoise Hill Resources Ltd of the accrued interest and funding balances from
Erdenes Oyu Tolgoi and the purchase of the non-controlling interest of Turquoise Hill Resources Ltd.